Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2022	2021	2022	2021	2020
Euro (EUR)	1.0666	1.1326	1.0542	1.1832	1.1411
Pound Sterling (GBP)	1.2026	1.3479	1.2376	1.3758	1.2836
Swiss Franc (CHF)	1.0832	1.0963	1.0486	1.0940	1.0659
Australian Dollar (AUD)	0.6797	0.7253	0.6952	0.7514	0.6905
Canadian Dollar (CAD)	0.7386	0.7869	0.7692	0.7977	0.7463
Japanese Yen (JPY)	0.0076	0.0087	0.0077	0.0091	0.0094
Chinese Yuan (CNY)	0.1450	0.1574	0.1489	0.1550	0.1450

Cash and Cash Equivalents	Cash and cash equivalents as of December 31, 2022 and 2021 were as follows:

(in thousands)	2022	2021
Cash at bank and on hand	$122,314	$235,381
Money market funds	289,394	366,117
Commercial paper	94,828	179,844
Short-term bank deposits	224,133	99,174
Cash and cash equivalents	$730,669	$880,516

Changes in the Allowance for Credit Losses on Accounts Receivable	The changes in the allowance for credit losses on accounts receivable and loans and other receivables for the years ended December 31, 2022 and 2021 and in the allowance for doubtful accounts for the year December 31, 2020 are as follows:

	Accounts Receivable			Loans and Other Receivables
(in thousands)	2022	2021	2020	2022	2021	2020
Balance at beginning of year	$23,124	$27,052	$12,115	$5,142	$9,132	$—
ASC 326 adoption impact	—	—	8,089	—	—	11,543
Provisions for expected credit losses	4,483	18	16,439	5,574	2,155	1,325
Deductions from allowance	(2,685)	(1,249)	(9,868)	—	(6,049)	(3,916)
Recoveries collected	—	288	—	—	12	—
Currency translation adjustments and other	(2,042)	(2,985)	277	(118)	(108)	180
Balance at end of year	$22,880	$23,124	$27,052	$10,598	$5,142	$9,132

Inventories	Inventories consisted of the following as of December 31, 2022 and 2021:

(in thousands)	2022	2021
Raw materials	$97,613	$94,748
Work in process	85,488	67,679
Finished goods	174,859	165,098
Total inventories, net	$357,960	$327,525